GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.2 - Schedule 5

QM ATR Data
Run Date - 03/28/2022 11:18:01 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
XXXX	XXXXXXXXXX	XXXXXXXXXX	Exempt	No	XXXXXXXXXX	No		XXXX	XXXX	Self-Employed	Self-Employed	US Citizen	US Citizen	Yes	XXXX
XXXX	XXXXXXXXXX	XXXXXXXXXX	Exempt	No	XXXXXXXXXX	No		XXXX	XXXX	Self-Employed	Self-Employed	US Citizen	US Citizen	No